COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS [Abstract]
2015	$ 2,357
2016	50
2017	10
2018	6
Total	$ 2,423